EXHIBIT 99.3

John Deere Owner Trust 2009

Servicer’s Certificate

$233,600,000   Class A-1  1.13155%  Asset Backed Notes due July 02, 2010

$50,000,000   Class A-2  1.96000%  Asset Backed Notes due September 15, 2011

$309,000,000   Class A-3  2.59000%  Asset Backed Notes due October 15, 2013

$81,710,000   Class A-4  3.96000%  Asset Backed Notes due May 16, 2016

$28,093,218  Asset Backed Certificates

Scheduled Payment Date (30/360)	15-Oct-09
Actual Payment Date (A/360)	15-Oct-09
Collection Period Begin Date	31-Aug-09
Collection Period End Date	27-Sep-09
Days in accrual period (30/360)	30
Days in accrual period (ACT/360)	30

(1) Total Distribution Amount:	$21,422,004.35
(a) Total cash receipts during the month:	$17,800,882.98
(b) Administrative repurchases during the month:	$3,619,855.00
(c) Investment earnings on cash accounts:	$1,266.37

(2) (a) Administration Fee:	$100.00
(b) Administration Fee Shortfall:	$0.00

(3) Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:	$1,157,536.89
Noteholders’ Interest Carryover Shortfall:	$0.00

(a) (i) Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$139,302.22
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

(b) (i) Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$81,666.67
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

(c) (i) Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$666,925.00
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

(d) (i) Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$269,643.00
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4) Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:	$17,567,736.99
Noteholders’ Principal Carryover Shortfall:	$0.00

(a) (i) Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$17,567,736.99
(ii) % of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
(iii) Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-1 Noteholders’ Principal Distributable Amount:	$17,567,736.99

(b) (i) Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
(iii) Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c) (i) Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
	(ii) % of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
	(iii) Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
	(iv) Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d) (i) Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
	(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
	(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
	(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:	$18,725,273.88

(6)	Reserve Account balance:
	(a) Beginning balance:	$16,857,678.00
	(b) Amount of deposit from Collection Account to Reserve Account:	$2,160,682.44
	(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
	(ii) Amount of excess to Reserve Account from Collection Account:	$2,160,682.44
	(c) Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
	(i) Interest Amount included above:	$0.00
	(ii) Principal Amount included above:	$0.00
	(d) Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$2,160,682.44
	(e) Ending Balance (after giving effect to all distributions):	$16,857,678.00
	(f) Specified Reserve Account Balance:	$16,857,678.00

(7)	Servicing Fee:	$535,948.03
	(a) Amount of Servicing Fee earned:	$535,948.03
	(b) Amount of Servicing Fee paid:	$535,948.03
	(c) Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:	$0.00

(9)	Amount paid to Owner Trustee:	$0.00

(10)	(a) Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b) % of Principal Distribution Amount applicable to Certificate holders:	0.00%
	(c) ‘Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d) Certificateholders’ Principal Distributable Amount:	$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):	$2,160,682.44

(12)	(a) Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:
		$622,780,432.21

	(b) Note Value as of the end of the related Collection Period:	$598,964,404.97

	(c) Number of Accounts at the end of the related Collection Period:	20,539

(13)	After giving effect to all distributions on such Payment Date:
	(a) (i) Outstanding Principal Balance of Class A-1 Notes:	$130,161,186.97
	(ii) Class A-1 Note Pool Factor:	0.5571969

	(b) (i) Outstanding Principal Balance of Class A-2 Notes:	$50,000,000.00
	(ii) Class A-2 Note Pool Factor:	1.0000000

	(c) (i) Outstanding Principal Balance of Class A-3 Notes:	$309,000,000.00
	(ii) Class A-3 Note Pool Factor:	1.0000000

	(d) (i) Outstanding Principal Balance of Class A-4 Notes:	$81,710,000.00
	(ii) Class A-4 Note Pool Factor:	1.0000000

	(e) (i) Outstanding Principal Balance of the Certificates:	$28,093,218.00
	(ii) Certificate Pool Factor:	1.0000000

(14)	Aggregate amount of Purchased Receivables for related Collection Period:	$0.00

(15)	(i) Aggregate amount of net losses for the collection period :	$183,067.21
	(ii) Cumulative amount of net losses:	$352,490.01
	(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.05%

(16)	(i) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.42%

(17)	Collateral Composition:
	(a) Number of loans at the beginning of the period:	21,022
	(b) Number of loans at the end of the period:	20,539
	(c) Weighted average remaining term on receivables:	37.07
	(d) Prepayment amount - monthly:	$(1,609,866.78)
	(e) Prepayment amount - life-to-date:	$(477,131.77)
	(f) Weighted average APR of the pool assets:	3.84%
	(g) Pool Factor:	0.83